AMERICAN INDEPENDENCE FUNDS TRUST

SUPPLEMENT DATED JANUARY 25, 2016

TO THE

PROSPECTUS, SUMMARY PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION

EACH DATED JULY 13, 2015

(AS SUPPLEMENTED THROUGH NOVEMBER 20, 2015)

AMERICAN INDEPENDENCE LARGE CAP GROWTH FUND

(TICKER SYMBOLS: LGNIX, LGNAX, LGNCX)

At a Board meeting held on December 11, 2015, the Board of Trustees of the American Independence Funds Trust (the “Trust”), including a majority of the Independent Trustees, unanimously approved a name change for the American Independence Large Cap Growth Fund, a series of the Trust (the “Fund”). The Fund’s investment objective and strategies will remain the same as well as the tickers and CUSIP identifiers.

Effective January 29, 2016, the name of the Fund shall be replaced throughout the Prospectuses and Statement of Additional Information as indicated below:

CURRENT NAME	NEW NAME
American Independence Large Cap Growth Fund	AI Navellier Large Cap Growth Fund

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE